EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 908,195	$ 1,209,916
Plan Asset	(18,176)	(46,840)
Net Employee Benefits	890,019	1,163,076
Short Term Benefits [Member]
Disclosure of defined benefit plans [line items]
Gross employee Benefits	425,523	552,889
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	349,587	522,196
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 133,085	$ 134,831